Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ARBITRAGE FUND | Class R
Prospectus [Line Items]
Annual Return [Percent]	8.01%	2.62%	5.94%	(1.02%)	0.85%	5.43%	3.56%	2.12%	2.60%	3.38%
WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Annual Return [Percent]	8.41%	1.91%	5.63%	(0.82%)	0.91%	13.02%	4.52%	(0.34%)	3.68%	5.06%
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Annual Return [Percent]	4.62%	5.23%	7.01%	(2.93%)	3.06%	6.41%	5.28%	1.69%	1.16%	4.72%
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Annual Return [Percent]	5.58%	4.04%	4.04%	2.59%	3.20%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Annual Return [Percent]	13.57%	5.69%	13.21%	(9.04%)	(2.58%)	43.45%	6.92%	(4.70%)	5.84%	4.58%